SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Total Assets

Total Assets

	December 31,
	2017	2016	2015
Macau:
Mocha Clubs	$121,980	$135,707	$145,631
Altira Macau	427,668	473,731	496,455
City of Dreams	3,453,135	3,193,895	3,183,460
Studio City	3,475,321	3,466,291	3,769,284

Sub-total	7,478,104	7,269,624	7,594,830

The Philippines:
City of Dreams Manila	682,204	825,247	941,926

Corporate and Other	734,748	1,245,470	1,725,553

Total consolidated assets	$8,895,056	$9,340,341	$10,262,309

Capital Expenditures

Capital Expenditures
	Year Ended December 31,
	2017	2016	2015
Macau:
Mocha Clubs	$4,690	$7,763	$6,446
Altira Macau	5,776	3,031	18,404
City of Dreams	467,780	359,258	331,503
Studio City	37,174	62,754	968,696

Sub-total	515,420	432,806	1,325,049

The Philippines:
City of Dreams Manila	13,571	3,621	98,884

Corporate and Other	30,051	1,485	31,909

Total capital expenditures	$559,042	$437,912	$1,455,842

Results of Operations of Segments

The Group’s segment information and reconciliation to net income attributable to Melco Resorts & Entertainment Limited is as follows:

	Year Ended December 31,
	2017	2016	2015
NET REVENUES
Macau:
Mocha Clubs	$121,250	$120,491	$136,217
Altira Macau	446,132	439,127	574,848
City of Dreams	2,666,309	2,590,824	2,794,673
Studio City	1,363,405	838,179	125,303

Sub-total	4,597,096	3,988,621	3,631,041
The Philippines:
City of Dreams Manila	649,276	491,235	300,409
Corporate and Other	38,451	39,540	43,350

Total net revenues	$5,284,823	$4,519,396	$3,974,800

ADJUSTED PROPERTY EBITDA (1)
Macau:
Mocha Clubs	$26,639	$23,789	$30,259
Altira Macau	20,671	5,116	36,261
City of Dreams	804,872	742,291	798,504
Studio City	335,568	155,985	11,594

Sub-total	1,187,750	927,181	876,618
The Philippines:
City of Dreams Manila	235,019	160,336	55,366

Total adjusted property EBITDA	1,422,769	1,087,517	931,984

OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties	(51,661)	(34,403)	(16,547)
Pre-opening costs	(2,274)	(3,883)	(168,172)
Development costs	(31,115)	(95)	(110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(22,817)	(22,816)	(54,056)
Depreciation and amortization	(460,521)	(472,219)	(359,341)
Land rent to Belle	(3,143)	(3,327)	(3,476)
Share-based compensation	(17,305)	(18,487)	(20,827)
Property charges and other	(31,616)	(5,298)	(38,068)
Net gain on disposal of property and equipment to Belle	—	8,134	—
Corporate and Other expenses	(137,468)	(114,770)	(115,735)

Total operating costs and expenses	(815,157)	(724,401)	(833,569)

OPERATING INCOME	$607,612	$363,116	$98,415

	Year Ended December 31,
	2017	2016	2015
NON-OPERATING INCOME (EXPENSES)
Interest income	$3,579	$5,951	$13,900
Interest expenses, net of capitalized interest	(229,582)	(223,567)	(118,330)
Amortization of deferred financing costs	(26,182)	(48,345)	(38,511)
Loan commitment and other finance fees	(6,079)	(7,451)	(7,328)
Foreign exchange gains (losses), net	12,783	7,356	(2,156)
Other income, net	5,282	3,572	2,317
Loss on extinguishment of debt	(49,337)	(17,435)	(481)
Costs associated with debt modification	(2,793)	(8,101)	(7,603)

Total non-operating expenses, net	(292,329)	(288,020)	(158,192)

INCOME (LOSS) BEFORE INCOME TAX	315,283	75,096	(59,777)
INCOME TAX CREDIT (EXPENSE)	10	(8,178)	(1,031)

NET INCOME (LOSS)	315,293	66,918	(60,808)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	31,709	108,988	166,555

NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED	$347,002	$175,906	$105,747

Note

(1)

“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, net gain on disposal of property and equipment to Belle, Corporate and Other expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.

Long-Lived Assets

The Group’s geographic information for long-lived assets is as follows:

Long-lived Assets

	December 31,
	2017	2016	2015
Macau	$6,389,846	$6,330,624	$6,355,934
The Philippines	458,242	533,477	691,729
Hong Kong and other foreign countries	12,389	1,493	2,390

Total long-lived assets	$6,860,477	$6,865,594	$7,050,053